Intangible Assets - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2021
Goodwill [Line Items]
Goodwill	$ 2,426,379,000	$ 2,426,379,000	$ 2,426,379,000
Change in goodwill	$ 0
Peter B. Cannell & Co.
Goodwill [Line Items]
Goodwill, written off related to sale of business Unit		$ 9,800,000